Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

October 22, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Roundhill ETF Trust
(Registration Nos. 333-273052; 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for Roundhill Investment Grade Bond WeeklyPay™ ETF, Roundhill Bitcoin WeeklyPay™ ETF, Roundhill Dow 30 WeeklyPay™ ETF, Roundhill Russell 2000 WeeklyPay™ ETF, Roundhill Emerging Markets WeeklyPay™ ETF, Roundhill Innovation-100 WeeklyPay™ ETF, Roundhill Developed Markets WeeklyPay™ ETF, Roundhill Semiconductor WeeklyPay™ ETF, Roundhill Ether WeeklyPay™ ETF, Roundhill S&P 500® WeeklyPay™ ETF, Roundhill Gold WeeklyPay™ ETF, Roundhill Treasury Bond WeeklyPay™ ETF, Roundhill High Yield Bond WeeklyPay™ ETF and Roundhill Gold Miners WeeklyPay™ ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 193 was filed electronically with the Securities and Exchange Commission on October 21, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures